As filed with the Securities and Exchange Commission on January 23, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
November 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.0%
	Internet-Commerce - 18.1%
15,250	Bottomline Technologies, Inc.*	$527,193
123,116	Coastal Contacts Inc.*^	824,877
20,000	Ctrip.com International Ltd. - ADR *^	955,600
20,000	eBay Inc.*	1,010,400
25,000	Expedia, Inc.	1,592,250
32,486	Shutterfly, Inc.*	1,534,314
218,341	ZipRealty, Inc.*	1,316,596
		7,761,230
	Internet-Infrastructure - 50.6%
5,000	Apple Computer, Inc.	2,780,350
4,000	athenahealth Inc.*	524,680
42,000	Broadcom Corp. - Class A	1,120,980
107,000	CEVA, Inc.*	1,710,930
60,000	Cisco Systems, Inc.	1,275,000
67,900	Ellie Mae, Inc.*	1,914,780
121,700	Immersion Corp.*	1,492,042
54,400	InvenSense, Inc.*	940,576
675,451	iPass Inc.*	1,168,530
63,806	LogMeIn, Inc.*	2,201,307
130,000	Mitek Systems, Inc.*	908,700
48,600	Rally Software Development Corp.*	1,195,560
28,000	Red Hat, Inc.*	1,311,800
16,000	Salesforce.com, Inc.*	833,440
15,696	SanDisk Corp.	1,069,683
245,000	Silicon Image, Inc.*	1,327,900
		21,776,258
	Internet-Media - 30.3%
52,000	Facebook, Inc.*	2,444,520
2,000	Google Inc.*	2,119,180
176,084	Jiayuan.com International Ltd. - ADR*^	1,056,504
21,900	SINA Corp.*^	1,687,833
30,000	Tencent Holdings Ltd. (HK)	1,732,976
11,900	TripAdvisor Inc.*	1,051,008
57,874	Yahoo! Inc.*	2,140,180
13,500	Yelp! Inc.*	819,315
		13,051,516
	TOTAL COMMON STOCKS (Cost $23,775,207)	42,589,004

	SHORT TERM INVESTMENT - 1.5%
	Money Market Fund - 1.5%
650,396	Fidelity Government Portfolio-Class I, 0.01% (a)	650,396
	TOTAL SHORT TERM INVESTMENT (Cost $650,396)	650,396

	TOTAL INVESTMENTS (Cost $24,425,603) - 100.5%	43,239,400
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(228,913)
	TOTAL NET ASSETS - 100.0%	$43,010,487

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	7-day yield.
ADR	American Depositary Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

Jacob Internet Fund Summary of Fair Value Exposure

Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet-Commerce	$7,761,230	$-	$-	$7,761,230
Internet-Infrastructure	21,776,258	-	-	21,776,258
Internet-Media	11,318,540	1,732,976	-	13,051,516
Total Common Stock	40,856,028	1,732,976	-	42,589,004

Short Term Investment
Money Market Fund	650,396	-	-	650,396

Total Investments in Securities	$41,506,424	$1,732,976	$-	$43,239,400

*There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of August 31, 2013	$145,193
Sales	(145,193)
Transfers in and/or out of Level 3 *	-
Balance as of November 30, 2013	$-

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.1%
	Arts, Entertainment, and Recreation - 5.4%
100,000	DHX Media Ltd.^	$472,448
17,200	Multimedia Games Holding Co., Inc.*	498,800
		971,248
	Biotech & Pharmaceuticals - 7.2%
8,000	Celldex Therapeutics, Inc.*	222,080
28,651	Cempra, Inc.*	370,457
108,125	Curis, Inc.*	346,000
30,300	Tetraphase Pharmaceuticals, Inc.*	356,328
		1,294,865
	Energy-Exploration & Production - 9.7%
12,500	Carrizo Oil & Gas, Inc.*	505,500
22,000	Matador Resources Co.*	479,380
35,000	Penn Virginia Corp.*	375,550
35,750	Triangle Petroleum Corp.*	379,665
		1,740,095
	Energy-Infrastructure & Services - 2.6%
4,800	Chart Industries, Inc.*	467,040

	Financial - 3.0%
32,050	HomeTrust Bancshares, Inc.*	529,466

	Health Care Providers & Services - 2.6%
20,800	Capital Senior Living Corp.*	464,464

	Industrial - 10.7%
11,222	Advanced Emissions Solutions, Inc.*	650,764
17,500	MasTec, Inc.*	553,875
13,000	Mistras Group, Inc.*	260,650
20,000	XPO Logistics, Inc.*	459,200
		1,924,489
	Medical Devices - 8.8%
34,756	Derma Sciences, Inc.*	403,169
10,000	DexCom, Inc.*	330,900
14,500	Endologix, Inc.*	259,115
18,035	STAAR Surgical Co.*	227,602
38,000	TearLab Corp.*	356,060
		1,576,846
	Retail & Restaurants - 9.2%
9,500	Coastal Contacts Inc.*^	63,650
22,000	Fifth & Pacific Companies, Inc.*	718,520
15,500	Steven Madden, Ltd.*	603,880
21,100	Tilly's Inc. - Class A*	254,044
		1,640,094

		Technology-Hardware - 8.1%
8,300		Cardtronics, Inc.*	353,497
43,303		CEVA, Inc.*	692,415
23,300		InvenSense, Inc.*	402,857
			1,448,769
		Technology-Software & Services - 23.8%
6,600		Bottomline Technologies, Inc.*	228,162
27,400		Ellie Mae, Inc.*	772,680
8,000		Immersion Corp.*	98,080
6,200		Liberty Ventures*	753,610
27,300		LogMeIn, Inc.*	941,850
19,800		Rally Software Development Corp.*	487,080
13,163		Shutterfly, Inc.*	621,689
5,800		Yelp! Inc.*	352,002
			4,255,153
		TOTAL COMMON STOCKS (Cost $11,898,939)	16,312,529

		SHORT TERM INVESTMENT - 9.2%
		Money Market Fund - 9.2%
1,641,947		Fidelity Government Portfolio-Class I, 0.01% (a)	1,641,947
		TOTAL SHORT TERM INVESTMENT (Cost $1,641,947)	1,641,947

		TOTAL INVESTMENTS (Cost $13,540,886) - 100.3%	17,954,476
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(50,606)
		TOTAL NET ASSETS - 100.0%	$17,903,870

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure

Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Small Cap Growth Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock
Arts, Entertainment, and Recreation	$971,248	$-	$-	$971,248
Biotech & Pharmaceuticals	1,294,865	-	-	1,294,865
Energy-Exploration & Production	1,740,095	-	-	1,740,095
Energy-Infrastructure & Services	467,040	-	-	467,040
Financial	529,466	-	-	529,466
Health Care Providers & Services	464,464	-	-	464,464
Industrial	1,924,489	-	-	1,924,489
Medical Devices	1,576,846	-	-	1,576,846
Retail & Restaurants	1,640,094	-	-	1,640,094
Technology-Hardware	1,448,769	-	-	1,448,769
Technology-Software & Services	4,255,153	-	-	4,255,153
Total Common Stock	16,312,529	-	-	16,312,529

Short Term Investment
Money Market Fund	1,641,947	-	-	1,641,947

Total Investments in Securities	$17,954,476	$-	$-	$17,954,476

*There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.5%
	Arts, Entertainment, and Recreation - 5.6%
89,100	DHX Media Ltd.^	$420,951
14,000	Multimedia Games Holding Co., Inc.*	406,000
		826,951
	Biotech & Pharmaceuticals - 9.7%
31,921	Cempra, Inc.*	412,738
104,739	Curis, Inc.*	335,165
216,700	NovaBay Pharmaceuticals, Inc.*	296,879
33,000	Tetraphase Pharmaceuticals, Inc.*	388,080
		1,432,862
	Energy-Exploration & Production - 8.2%
70,000	Penn Virginia Corp.*	751,100
43,888	Triangle Petroleum Corp.*	466,091
		1,217,191
	Financial - 3.0%
27,400	HomeTrust Bancshares, Inc.*	452,648

	Food & Beverages - 2.7%
61,403	Reed's, Inc.*	405,260

	Health Care Providers & Services - 2.6%
17,200	Capital Senior Living Corp.*	384,076

	Industrial - 14.8%
9,260	Advanced Emissions Solutions, Inc.*	536,987
24,478	CECO Environmental Corp.	389,935
45,000	Energy Recovery, Inc.*	222,750
17,400	Mistras Group, Inc.*	348,870
12,401	MYR Group Inc.*	315,109
16,800	XPO Logistics, Inc.*	385,728
		2,199,379
	Medical Devices - 9.8%
34,771	Derma Sciences, Inc.*	403,344
60,000	iCAD, Inc.*	518,400
14,800	STAAR Surgical Co.*	186,776
36,600	TearLab Corp.*	342,942
		1,451,462
	Retail & Restaurants - 5.0%
31,984	Coastal Contacts Inc.*^	214,293
5,800	Natural Grocers by Vitamin Cottage, Inc.*	213,324
26,400	Tilly's Inc. - Class A*	317,856
		745,473
	Technology-Hardware - 7.1%
36,639	CEVA, Inc.*	585,858
85,619	Silicon Image, Inc.*	464,055
1,049,913

Technology-Software & Services - 26.0%
22,900		Ellie Mae, Inc.*	645,780
34,997		Immersion Corp.*	429,063
231,681		iPass Inc.*	400,808
61,932		Jiayuan.com International Ltd. - ADR *^	371,592
22,364		LogMeIn, Inc.*	771,558
46,000		Mitek Systems, Inc.*	321,540
16,700		Rally Software Development Corp.*	410,820
83,545		ZipRealty, Inc.*	503,776
			3,854,937
		TOTAL COMMON STOCKS (Cost $10,595,771)	14,020,152

		SHORT TERM INVESTMENT - 6.4%
		Money Market Fund - 6.4%
945,547		Fidelity Government Portfolio-Class I, 0.01% (a)	945,547
		TOTAL SHORT TERM INVESTMENT (Cost $945,547)	945,547

		TOTAL INVESTMENTS (Cost $11,541,318) - 100.9%	14,965,699
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(135,674)
		TOTAL NET ASSETS - 100.0%	$14,830,025

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.
	ADR	American Depositary Receipt.

Jacob Micro Cap Growth Fund Summary of Fair Value Exposure

Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Micro Cap Growth Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Micro Cap Growth Fund's investments as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock
Arts, Entertainment, and Recreation	$826,951	$-	$-	$826,951
Biotech & Pharmaceuticals	1,432,862	-	-	1,432,862
Energy-Exploration & Production	1,217,191	-	-	1,217,191
Financial	452,648	-	-	452,648
Food & Beverages	405,260	-	-	405,260
Health Care Providers & Services	384,076	-	-	384,076
Industrial	2,199,379	-	-	2,199,379
Medical Devices	1,451,462	-	-	1,451,462
Retail & Restaurants	745,473	-	-	745,473
Technology-Hardware	1,049,913	-	-	1,049,913
Technology-Software & Services	3,854,937	-	-	3,854,937
Total Common Stock	14,020,152	-	-	14,020,152

Short Term Investment
Money Market Fund	945,547	-	-	945,547

Total Investments in Securities	$14,965,699	$-	$-	$14,965,699

*There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
November 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.7%
	Air Freight & Logistics - 2.1%
2,400	United Parcel Service, Inc. (UPS) - Class B	$245,712

	Beverages - 7.0%
2,400	Anheuser-Busch InBev NV - ADR^	245,064
7,500	The Coca-Cola Co.	301,425
2,000	Diageo plc - ADR^	255,340
		801,829
	Commercial Banks - 2.8%
12,000	Banco Latinoamericano de Comercio Exterior SA^	323,280

	Commercial Services & Supplies - 6.9%
600	AutoZone, Inc.*	276,960
1,200	The Sherwin-Williams Co.	219,636
4,500	Verisk Analytics, Inc. - Class A*	292,995
		789,591
	Consumer Finance - 9.4%
3,900	American Express Co.	334,620
500	MasterCard, Inc. - Class A	380,405
1,800	Visa Inc. - Class A	366,228
		1,081,253
	Consumer Non-Cyclical - 4.6%
5,400	Lorillard, Inc.	277,182
3,000	Philip Morris International Inc.	256,620
		533,802
	Diversifed Manufacturing - 2.4%
3,000	Dover Corp.	272,220

	Food & Staples Retailing - 5.0%
2,000	Costco Wholesale Corp.	250,860
4,000	Wal-Mart Stores, Inc.	324,040
		574,900
	Food Products - 5.5%
5,000	Campbell Soup Co.	193,650
3,000	Mead Johnson Nutrition Co.	253,530
4,800	Unilever NV - NY Shares - ADR^	188,448
		635,628
	Health Care Equipment & Supplies - 6.7%
2,500	Becton Dickinson & Co.	271,475
3,600	C.R. Bard, Inc.	499,968
		771,443
	Hotels, Restaurants & Leisure - 4.7%
3,000	McDonald's Corp.	292,110
1,400	Panera Bread Co.*	247,646
		539,756
	Insurance - 4.7%
2	Berkshire Hathaway Inc. - Class A*	349,500

2,000		The Chubb Corp.	192,900
			542,400
		Machinery - 8.3%
3,000		Cummins Inc.	397,080
4,800		The Toro Co.	296,208
3,000		WABCO Holdings Inc.*	265,800
			959,088
		Oil, Gas & Consumable Fuels - 6.4%
3,000		Exxon Mobil Corp.	280,440
7,500		Southwestern Energy Co.*	289,950
9,000		WPX Energy Inc.*	167,310
			737,700
		Pharmaceuticals - 1.9%
4,200		Sanofi-Aventis - ADR^	221,886

		Technology-Hardware & Software - 9.4%
1,300		Apple Computer, Inc.	722,891
2,000		International Business Machines Corp. (IBM)	359,360
			1,082,251
		Textiles, Apparel & Luxury Goods - 9.9%
7,500		Coach, Inc.	434,250
6,000		Kohl's Corp.	331,680
4,800		Nike, Inc. - Class B	379,872
			1,145,802
		TOTAL COMMON STOCKS (Cost $7,431,812)	11,258,541

		SHORT TERM INVESTMENT - 2.6%
		Money Market Fund - 2.6%
294,643		Fidelity Government Portfolio-Class I, 0.01% (a)	294,643
		TOTAL SHORT TERM INVESTMENT (Cost $294,643)	294,643

		TOTAL INVESTMENTS (Cost $7,726,455) - 100.3%	11,553,184
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(32,641)
		TOTAL NET ASSETS - 100.0%	$11,520,543

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.
	ADR	American Depositary Receipt.

Jacob Wisdom Fund Summary of Fair Value Exposure

Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Wisdom Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Wisdom Fund's investments as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$245,712	$-	$-	$245,712
Beverages	801,829	-	-	801,829
Commercial Banks	323,280	-	-	323,280
Commercial Services & Supplies	789,591	-	-	789,591
Consumer Finance	1,081,253	-	-	1,081,253
Consumer Non-Cyclical	533,802	-	-	533,802
Diversified Manufacturing	272,220	-	-	272,220
Food & Staples Retailing	574,900	-	-	574,900
Food Products	635,628	-	-	635,628
Health Care Equipment & Supplies	771,443	-	-	771,443
Hotels, Restaurants & Leisure	539,756	-	-	539,756
Insurance	542,400	-	-	542,400
Machinery	959,088	-	-	959,088
Oil, Gas & Consumable Fuels	737,700	-	-	737,700
Pharmaceuticals	221,886	-	-	221,886
Technology-Hardware & Software	1,082,251	-	-	1,082,251
Textiles, Apparel & Luxury Goods	1,145,802	-	-	1,145,802
Total Common Stock	11,258,541	-	-	11,258,541

Short Term Investment
Money Market Fund	294,643	-	-	294,643

Total Investments in Securities	$11,553,184	$-	$-	$11,553,184

*There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The cost basis of investments in the Jacob Internet Fund for federal income tax purposes at November 30, 2013 was as follows*:

Cost of investments	$24,425,603
Gross unrealized appreciation	19,573,623
Gross unrealized depreciation	(759,826)
Net unrealized appreciation	$18,813,797

The cost basis of investments in the Jacob Small Cap Growth Fund for federal income tax purposes at November 30, 2013 was as follows*:

Cost of investments	$13,540,886
Gross unrealized appreciation	4,857,796
Gross unrealized depreciation	(444,206)
Net unrealized appreciation	$4,413,590

The cost basis of investments in the Jacob Micro Cap Growth Fund for federal income tax purposes at November 30, 2013 was as follows*:

Cost of investments	$11,541,318
Gross unrealized appreciation	3,866,080
Gross unrealized depreciation	(441,699)
Net unrealized appreciation	$3,424,381

The cost basis of investments in the Jacob Wisdom Fund for federal income tax purposes at November 30, 2013 was as follows*:

Cost of investments	$7,726,455
Gross unrealized appreciation	3,913,146
Gross unrealized depreciation	(86,417)
Net unrealized appreciation	$3,826,729

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title) /s/ Ryan Jacob
                                           Ryan Jacob, President

Date         1/15/2014

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Jacob
                                           Ryan Jacob, President

Date         1/15/2014

By (Signature and Title) /s/ Francis Alexander
                                           Francis Alexander, Treasurer

Date         1/15/2014